Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property and Equipment, Net [Abstract]
Components of property and equipment
	March 31,		December 31,
(dollar amounts in thousands)	2014		2013
Vehicles		$725		$696
Computers and office equipment		357		427
Equipment		916		262
Total		1,998		1,385
Less accumulated depreciation		(1,210)		(1,023)

Property and equipment, net		$788		$362

	December 31,
	2013	2012
Vehicles	$695,694	$474,153
Computers and Office Equipment	427,504	174,768
Equipment	262,104	304,942
Total	1,385,302	953,863
Less accumulated depreciation	(1,023,075)	(768,997)

Property and equipment, net	$362,227	$184,866